Assets and Liabilities Held for Sale	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Assets and Liabilities Held for Sale
40.	Assets and Liabilities Held for Sale
Assets and liabilities held for sale as of December 31, 2024 and 2023 are as follows:

(In millions of won)
		December 31, 2024		December 31, 2023
Assets:
Disposal Groups(*)	Cash and cash equivalents	₩	22,986	—
	Accounts receivable – trade and other, net		71,401	—
	Prepaid expenses		1,127	—
	Inventories, net		3,740	—
	Property and equipment, net		17,412	—
	Investment property, net		1,719	—
	Intangible assets, net		5,655	—
	Goodwill		2,516	—
	Financial instrument		10	—
	Defined benefit assets		7,601	—
	Advanced payments and others		17,559	—
Investments in associates	F&U Credit information Co., Ltd.		11,138	—
	Daekyo Wipoongdangdang Contents Korea Fund		746	746
Long-term investment securities	Digital Content Korea Fund		3,395	3,395
	Central Fusion Content Fund		883	884
	P&I Cultural Innovation Fund		818	1,892
Inventories	—		—	505
Prepaid expenses	—		—	1,489
Property and equipment	—		6,133	1,604

		₩	174,839	10,515

Liabilities:
Disposal Groups(*)	Accounts payable – other		82,206	—
	Withholdings		16,161	—
	Lease liabilities		2,745	—
	Contract liabilities		1,261	—
	Provisions		1,924	—
	Other current liabilities		1,904	—
	Deferred tax liabilities		151	—
Other liabilities	—		—	39

		₩	106,352	39

(*)
The Group decided to dispose of the shares of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd., the consolidated subsidiaries, and reclassified assets and liabilities of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd. as assets and liabilities held for sale.